ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Payables and Accruals [Abstract]
Schedule of accounts payable and accrued liabilities

	June 30,
	2014 (unaudited)	September 30, 2013
Accounts payable	$904,794	$641,302
Accrued consulting fees	102,500	102,500
Accrued salaries payable	175,009	220,175
Other accrued expenses	77,136	3,000
Total	$1,259,439	$966,977

	2013	2012
Accounts payable	$641,302	$473,060
Accrued consulting fees	102,500	102,500
Accrued salaries payable	220,175	16,449
Other accrued expenses	3,000	-
Total	$966,977	$592,009

	2012	2011
Accounts payable	$473,060	$165,465
Accrued consulting fees	102,500	102,500
Accrued interest payable	-	415,096
Accrued salaries payable	16,449	85,000
Total	$592,009	$768,061